Consolidated Statements of Equity (USD $) In Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balances at Dec. 31, 2011	$ 5,128	$ 2,544	$ 223,136	$ (16,044)	$ 214,764
Net income			28,203		28,203
Other comprehensive loss				(238)	(238)
Issuance of treasury shares	2	149	27		178
Cash dividends - a share			(8,188)		(8,188)
Balances at Dec. 31, 2012	5,130	2,693	243,178	(16,282)	234,719
Net income			30,104		30,104
Other comprehensive loss				7,821	7,821
Issuance of treasury shares	1	129	28		158
Cash dividends - a share			(8,662)		(8,662)
Balances at Dec. 31, 2013	5,131	2,822	264,648	(8,461)	264,140
Net income			36,141		36,141
Other comprehensive loss				(8,865)	(8,865)
Issuance of treasury shares	2	237	27		266
Cash dividends - a share			(9,715)		(9,715)
Balances at Dec. 31, 2014	$ 5,133	$ 3,059	$ 291,101	$ (17,326)	$ 281,967